Feb. 26, 2021
ETF | Vanguard Global ex-US Real Estate Index Fund
ETF Summary
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell ETF Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees <br/>(Fees paid directly from your investment)
Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Principal Risks
An investment in the Fund could lose money over short or long periods of time.You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:• Industry concentration risk , which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.• Investment style risk , which is the chance that returns from real estate securities—which frequently are small- or mid-capitalization stocks—will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.• Stock market risk , which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. The Fund's target index may, at times, become focused in stocks of a limited number of companies, which could cause the Fund to underperform the global stock markets.• Country/regional risk , which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.• Currency risk , which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.• Derivatives risk . The Fund may invest in derivatives, which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.Because ETF Shares are traded on an exchange, they are subject to additional risks:• The Fund’s ETF Shares are listed for trading on Nasdaq and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.• Although the Fund’s ETF Shares are listed for trading on Nasdaq, it is possible that an active trading market may not be maintained.• Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from Nasdaq without first being listed on another exchange or (2) Nasdaq officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund. MSCI ACWI ex USA Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Global ex-U.S. Real Estate Index Fund ETF Shares
During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Average Annual Total Returns for Periods Ended December 31, 2020
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.